Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Write-down	$ 4	$ 19